Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Global Asset Management Trust
Entity Central Index Key	0001474103
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	BrandywineGLOBAL - Diversified US Large Cap Value Fund
Class Name	Class A
Trading Symbol	LBWAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BrandywineGLOBAL - Diversified US Large Cap Value Fund for the period October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$117	1.10%
[1]
Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class A shares of BrandywineGLOBAL - Diversified US Large Cap Value Fund returned 12.05%. The Fund compares its performance to the Russell 1000 Value Index, which returned 9.44% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Finance was by far the leading contributor as continued strength in economic growth and resilience of the economy benefited this low valuation sector. An average 9% overweight relative to the benchmark and over 7% excess performance was driven by banks and financial services. JPMorgan Chase led the increase with a double benchmark weight and over 50% return.

↑	Overweight and outperformance in biotechnology combined with an underweight in poor performing life science benefiting health care and counterbalancing a lag in health care services.
↑
Overweight to low price to earnings and underweight to high price to earnings drove performance relative to the benchmark despite the strong gains to growth and mega cap technology in the broad market.

Top detractors from performance:
↓
Health care services underperformed driven by holdings in United Health Care which declined significantly as the market focused on a Department of Justice investigation, allegations of Medicare fraud and the CEO stepping down. The position was sold in the third quarter.

↓
Communications overweight and underperformance detracted from returns. The addition of high valuation Alphabet Inc., aka Google, being added to the benchmark, hurt performance as it did not meet our valuation criteria and outperformed.

↓
Overweight positions in consumer discretionary stocks detracted as this sector lagged the market.    Positions in home builders lagged as economic concerns and high material prices depressed home builders.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class A	12.05	15.63	11.21
Class A (with sales charge)	5.87	14.27	10.55
Russell 3000 Index	17.41	15.74	14.71
Russell 1000 Value Index	9.44	13.88	10.72

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 98,009,991
Holdings Count | $ / shares	233
Advisory Fees Paid, Amount	$ 730,718
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$98,009,991
Total Number of Portfolio Holdings	233
Total Management Fee Paid	$730,718
Portfolio Turnover Rate	57%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[2]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	BrandywineGLOBAL - Diversified US Large Cap Value Fund
Class Name	Class C
Trading Symbol	LBWCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BrandywineGLOBAL - Diversified US Large Cap Value Fund for the period October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$195	1.85%
[3]
Expenses Paid, Amount	$ 195
Expense Ratio, Percent	1.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class C shares of BrandywineGLOBAL - Diversified US Large Cap Value Fund returned 11.23%. The Fund compares its performance to the Russell 1000 Value Index, which returned 9.44% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Finance was by far the leading contributor as continued strength in economic growth and resilience of the economy benefited this low valuation sector. An average 9% overweight relative to the benchmark and over 7% excess performance was driven by banks and financial services. JPMorgan Chase led the increase with a double benchmark weight and over 50% return.

↑	Overweight and outperformance in biotechnology combined with an underweight in poor performing life science benefiting health care and counterbalancing a lag in health care services.
↑
Overweight to low price to earnings and underweight to high price to earnings drove performance relative to the benchmark despite the strong gains to growth and mega cap technology in the broad market.

Top detractors from performance:
↓
Health care services underperformed driven by holdings in United Health Care which declined significantly as the market focused on a Department of Justice investigation, allegations of Medicare fraud and the CEO stepping down. The position was sold in the third quarter.

↓
Communications overweight and underperformance detracted from returns. The addition of high valuation Alphabet Inc., aka Google, being added to the benchmark, hurt performance as it did not meet our valuation criteria and outperformed.

↓
Overweight positions in consumer discretionary stocks detracted as this sector lagged the market.    Positions in home builders lagged as economic concerns and high material prices depressed home builders.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class C	11.23	14.80	10.48
Class C (with sales charge)	10.23	14.80	10.48
Russell 3000 Index	17.41	15.74	14.71
Russell 1000 Value Index	9.44	13.88	10.72

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 98,009,991
Holdings Count | $ / shares	233
Advisory Fees Paid, Amount	$ 730,718
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$98,009,991
Total Number of Portfolio Holdings	233
Total Management Fee Paid	$730,718
Portfolio Turnover Rate	57%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[4]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	BrandywineGLOBAL - Diversified US Large Cap Value Fund
Class Name	Class R
Trading Symbol	LBDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BrandywineGLOBAL - Diversified US Large Cap Value Fund for the period October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$143	1.35%
[5]
Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class R shares of BrandywineGLOBAL - Diversified US Large Cap Value Fund returned 11.73%. The Fund compares its performance to the Russell 1000 Value Index, which returned 9.44% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Finance was by far the leading contributor as continued strength in economic growth and resilience of the economy benefited this low valuation sector. An average 9% overweight relative to the benchmark and over 7% excess performance was driven by banks and financial services. JPMorgan Chase led the increase with a double benchmark weight and over 50% return.

↑	Overweight and outperformance in biotechnology combined with an underweight in poor performing life science benefiting health care and counterbalancing a lag in health care services.
↑
Overweight to low price to earnings and underweight to high price to earnings drove performance relative to the benchmark despite the strong gains to growth and mega cap technology in the broad market.

Top detractors from performance:
↓
Health care services underperformed driven by holdings in United Health Care which declined significantly as the market focused on a Department of Justice investigation, allegations of Medicare fraud and the CEO stepping down. The position was sold in the third quarter.

↓
Communications overweight and underperformance detracted from returns. The addition of high valuation Alphabet Inc., aka Google, being added to the benchmark, hurt performance as it did not meet our valuation criteria and outperformed.

↓
Overweight positions in consumer discretionary stocks detracted as this sector lagged the market.    Positions in home builders lagged as economic concerns and high material prices depressed home builders.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class R	11.73	15.34	10.93
Russell 3000 Index	17.41	15.74	14.71
Russell 1000 Value Index	9.44	13.88	10.72

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 98,009,991
Holdings Count | $ / shares	233
Advisory Fees Paid, Amount	$ 730,718
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$98,009,991
Total Number of Portfolio Holdings	233
Total Management Fee Paid	$730,718
Portfolio Turnover Rate	57%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[6]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	BrandywineGLOBAL - Diversified US Large Cap Value Fund
Class Name	Class I
Trading Symbol	LBWIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BrandywineGLOBAL - Diversified US Large Cap Value Fund for the period October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$85	0.80%
[7]
Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class I shares of BrandywineGLOBAL - Diversified US Large Cap Value Fund returned 12.38%. The Fund compares its performance to the Russell 1000 Value Index, which returned 9.44% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Finance was by far the leading contributor as continued strength in economic growth and resilience of the economy benefited this low valuation sector. An average 9% overweight relative to the benchmark and over 7% excess performance was driven by banks and financial services. JPMorgan Chase led the increase with a double benchmark weight and over 50% return.

↑	Overweight and outperformance in biotechnology combined with an underweight in poor performing life science benefiting health care and counterbalancing a lag in health care services.
↑
Overweight to low price to earnings and underweight to high price to earnings drove performance relative to the benchmark despite the strong gains to growth and mega cap technology in the broad market.

Top detractors from performance:
↓
Health care services underperformed driven by holdings in United Health Care which declined significantly as the market focused on a Department of Justice investigation, allegations of Medicare fraud and the CEO stepping down. The position was sold in the third quarter.

↓
Communications overweight and underperformance detracted from returns. The addition of high valuation Alphabet Inc., aka Google, being added to the benchmark, hurt performance as it did not meet our valuation criteria and outperformed.

↓
Overweight positions in consumer discretionary stocks detracted as this sector lagged the market.    Positions in home builders lagged as economic concerns and high material prices depressed home builders.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class I	12.38	15.98	11.54
Russell 3000 Index	17.41	15.74	14.71
Russell 1000 Value Index	9.44	13.88	10.72

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 98,009,991
Holdings Count | $ / shares	233
Advisory Fees Paid, Amount	$ 730,718
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$98,009,991
Total Number of Portfolio Holdings	233
Total Management Fee Paid	$730,718
Portfolio Turnover Rate	57%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[8]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class IS
Shareholder Report [Line Items]
Fund Name	BrandywineGLOBAL - Diversified US Large Cap Value Fund
Class Name	Class IS
Trading Symbol	LBISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BrandywineGLOBAL - Diversified US Large Cap Value Fund for the period October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$74	0.70%
[9]
Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class IS shares of BrandywineGLOBAL - Diversified US Large Cap Value Fund returned 12.42%. The Fund compares its performance to the Russell 1000 Value Index, which returned 9.44% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Finance was by far the leading contributor as continued strength in economic growth and resilience of the economy benefited this low valuation sector. An average 9% overweight relative to the benchmark and over 7% excess performance was driven by banks and financial services. JPMorgan Chase led the increase with a double benchmark weight and over 50% return.

↑	Overweight and outperformance in biotechnology combined with an underweight in poor performing life science benefiting health care and counterbalancing a lag in health care services.
↑
Overweight to low price to earnings and underweight to high price to earnings drove performance relative to the benchmark despite the strong gains to growth and mega cap technology in the broad market.

Top detractors from performance:
↓
Health care services underperformed driven by holdings in United Health Care which declined significantly as the market focused on a Department of Justice investigation, allegations of Medicare fraud and the CEO stepping down. The position was sold in the third quarter.

↓
Communications overweight and underperformance detracted from returns. The addition of high valuation Alphabet Inc., aka Google, being added to the benchmark, hurt performance as it did not meet our valuation criteria and outperformed.

↓
Overweight positions in consumer discretionary stocks detracted as this sector lagged the market.    Positions in home builders lagged as economic concerns and high material prices depressed home builders.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class IS	12.42	16.08	11.65
Russell 3000 Index	17.41	15.74	14.71
Russell 1000 Value Index	9.44	13.88	10.72

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 98,009,991
Holdings Count | $ / shares	233
Advisory Fees Paid, Amount	$ 730,718
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$98,009,991
Total Number of Portfolio Holdings	233
Total Management Fee Paid	$730,718
Portfolio Turnover Rate	57%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[10]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
*	Does not include derivatives, except purchased options, if any.